Leases	12 Months Ended
Dec. 31, 2021
Lease Liabilities
Lease Liabilities

25. Leases

The Company leases office and laboratory facilities of 4,818 square meters at Zernikedreef in Leiden, the Netherlands, where our headquarters and our laboratories are located. The current lease agreement for these facilities terminates on June 30, 2031. The lease agreement contains no significant dismantling requirements.

The initial 10-year lease agreement for the Leiden office and laboratory facilities was accounted for as of commencement date July 1, 2020. This 10-year period was extended by 1 year to an 11-year period in December 2020. The lease contract may be extended for subsequent 5-year periods. As the Company is not reasonably certain to exercise these extension options, these are not included in the lease term.

The lease liability and the corresponding right-of-use asset for this lease contract, initially recognized on July 1, 2020, amounted to € 16,203,000 and € 16,332,000, respectively. A modification to reflect the additional 1 year lease period resulted in an increase in the carrying amounts of the lease liability and the right-of-use asset of € 1,260,000. In June 2021, the lease price was amended to reflect an indexation. The lease liability was remeasured, resulting in an increase in the carrying amounts of the lease liability and the right-of-use asset of € 415,000.

In 2021, the Company entered into an agreement to rent research space in London, UK, for a period of two years. The lease liability and the corresponding right-of-use asset for this lease contract, initially recognized on April 1, 2021, amounted to € 121,000 each.

The following table summarizes the relevant disclosures in relation to our leases in 2021 and 2020:

	2021	2020
	(€ in thousands)	(€ in thousands)
Depreciation charge for right-of-use assets	1,672	1,422
Interest expense on lease liabilities	835	409
Expense relating to short-term leases	70	141
Total cash outflow for leases	1,657	1,014
Additions to right-of-use assets during the period	536	17,591

The carrying amount of the right-of-use asset at the end of the reporting period is disclosed in note 7 Property, Plant & Equipment.

A maturity analysis of our lease liability is included in note 5 Financial Risk Management under (c) Liquidity risk. The total undiscounted commitment for lease agreements to which the Company had committed at December 31, 2021 amounts to € 20,509,000. This amount does not include potential commitments that may arise from contractual extension options, as the Company is not reasonably certain that any extension options will be exercised.